Interest rate hedge agreements (Tables)	12 Months Ended
Dec. 31, 2011
Interest rate hedge agreements
Schedule of effective portion of the unrealized loss recognized in other comprehensive income for interest rate swaps

	December 31,
	2011	2010
Unrealized loss recognized in other comprehensive loss related to the effective portion of changes in the fair value of our interest rate swap agreements	$(9,630)	$(25,393)

Schedule of the location in the consolidated statements of income and the effective portion of the loss reclassified from accumulated other comprehensive income into earnings for cash flow hedge contract

	Year Ended December 31,
	2011	2010	2009
Loss reclassified from other comprehensive loss to earnings as an increase to interest expense (effective portion)	$21,457	$30,629	$38,867

Outstanding interest rate hedge agreements designated as cash flow hedges of interest rate risk

					Notional Amount in
Transaction	Effective	Termination	Interest Pay	Fair Value	Effect as of December 31,
Date	Date	Date	Rate (1)	as of 12/31/11 (2)	2011	2012	2013
December 2006	December 29, 2006	March 31, 2014	4.990%	$(4,968)	$50,000	$50,000	$50,000
October 2007	October 31, 2007	September 30, 2012	4.546	(1,559)	50,000	–	–
October 2007	October 31, 2007	September 30, 2013	4.642	(3,625)	50,000	50,000	–
October 2007	July 1, 2008	March 31, 2013	4.622	(1,298)	25,000	25,000	–
October 2007	July 1, 2008	March 31, 2013	4.625	(1,299)	25,000	25,000	–
December 2006	November 30, 2009	March 31, 2014	5.015	(7,494)	75,000	75,000	75,000
December 2006	November 30, 2009	March 31, 2014	5.023	(7,507)	75,000	75,000	75,000
December 2006	December 31, 2010	October 31, 2012	5.015	(3,879)	100,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(76)	250,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(75)	250,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(38)	125,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.480	(38)	125,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.495	(57)	125,000	–	–
December 2011	December 30, 2011	December 31, 2012	0.508	(73)	125,000	–	–
December 2011	December 31, 2012	December 31, 2013	0.640	(136)	–	250,000	–
December 2011	December 31, 2012	December 31, 2013	0.640	(131)	–	250,000	–
December 2011	December 31, 2012	December 31, 2013	0.644	(72)	–	125,000	–
December 2011	December 31, 2012	December 31, 2013	0.644	(73)	–	125,000	–
December 2011	December 31, 2013	December 31, 2014	0.977	(301)	–	–	250,000
December 2011	December 31, 2013	December 31, 2014	0.976	(281)	–	–	250,000
Total				$(32,980)	$1,450,000	$1,050,000	$700,000

(1)             Interest pay rate represents the interest rate we will pay for one month LIBOR under the applicable interest rate swap agreement. This rate does not include any spread in addition to one month LIBOR that is due monthly as interest expense.

(2)             Including accrued interest and credit valuation (ASC 820 — Fair Value Measurements and Disclosures) adjustment.